Other current receivables (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Current Receivables

Other current receivables are analysed as follows:

	31/12/18	31/12/17	01/01/17
VAT	4,217	4,987	2,876
Receivable from National Institute for Social Security	1,533	1,048	8,701
Other	3,757	6,875	6,660

Total	9,507	12,910	18,237